Commitments and Contingencies - Capital Commitments (Details) $ in Thousands	Dec. 31, 2022 USD ($) windTurbineInstallationVessel
Property, Plant and Equipment [Line Items]
Number of next-generation offshore wind turbine installation vessels | windTurbineInstallationVessel	2
Wind Turbine Installation Vessel
Property, Plant and Equipment [Line Items]
Aggregate contract price for vessels under construction	$ 654,700
Capital commitments paid	98,500
DSME1
Property, Plant and Equipment [Line Items]
Aggregate contract price for vessels under construction	264,290
2023	66,072
2024	198,218
2025	0
DSME2
Property, Plant and Equipment [Line Items]
Aggregate contract price for vessels under construction	291,966
2023	32,441
2024	64,881
2025	$ 194,644